Other interim disclosures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Additions to property, plant and equipment	$ 283	$ 211	$ 506	$ 388
Additions to right-of-use assets	69	49	97	192
Additions to intangible assets and goodwill	$ 512	$ 521	$ 1,175	$ 716